Summary of Significant Accounting Policies - Revision In Line Items Of Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Feb. 02, 2020
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Warrant liability	$ 1,427,330	$ 2,338,677
Total liabilities	11,701,906	12,234,887
Common stock subject to possible redemption	186,054,433	186,159,342
Stockholders' equity
Common stock	747	746
Additional paid-in capital	9,885,571	9,780,663
Accumulated deficit	(4,886,308)	(4,781,399)
Total stockholders' equity	$ 5,000,010	$ 5,000,010	$ (788)
Common stock subject to possible redemption-shares outstanding	18,421,231	18,431,618
Common stock-shares issued and outstanding	7,472,248	7,461,861
Previously Reported
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Total liabilities		$ 9,896,210
Common stock subject to possible redemption		188,498,028
Stockholders' equity
Common stock		723
Additional paid-in capital		7,728,132
Accumulated deficit		(2,728,854)
Total stockholders' equity		$ 5,000,001
Common stock subject to possible redemption-shares outstanding		18,663,171
Common stock-shares issued and outstanding		7,230,308
Revision of Prior Period, Adjustment
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Warrant liability		$ 2,338,677
Total liabilities		2,338,677
Common stock subject to possible redemption		(2,338,686)
Stockholders' equity
Common stock		23
Additional paid-in capital		2,052,531
Accumulated deficit		(2,052,545)
Total stockholders' equity		$ 9
Common stock subject to possible redemption-shares outstanding		(231,553)
Common stock-shares issued and outstanding		231,553